Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 99	$ 215	$ 28
Restricted bank deposit		12	10
Marketable equity securities	34	323
Other current assets	147	40	29
Total current assets	280	590	67
NON-CURRENT ASSETS:
Property and equipment, net	6	5	2
TOTAL ASSETS	286	595	69
CURRENT LIABILITIES:
Trade payables	84	43	13
Other accounts payable	242	196	214
Current portion of license purchase obligation	250	250	150
Derivative liability for right to future investment (Note 8)			34
Convertible loans, net	1,906	3,204	289
Loans from controlling stockholder (Note 9)			117
Total current liabilities	2,482	3,693	817
LICENSE PURCHASE OBLIGATION, NET (Note 6)			83
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred Stock, with $0.001 par value per share - Authorized: 1,000,000 shares at September 30, 2018 and December 31, 2017; Issued and outstanding: 0 at September 30, 2018 and December 31, 2017
Common Stock, with $0.001 par value per share - 500,000,000 shares authorized at September 30, 2018 and December 31, 2017; 5,362,550 and 4,350,608 shares issued and outstanding at September 30, 2018 and December 31, 2017	5	4	3
Additional paid- in capital	25,786	23,397	23,391
Treasury shares			(747)
Accumulated other comprehensive loss	(73)	(47)	5
Accumulated deficit	(27,914)	(26,452)	(23,483)
Total Stockholders' deficit	(27,914)	(3,098)	(831)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 286	$ 595	$ 69